Cost of Sales (Details) - Schedule of cost of sales - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of cost of sales [Abstract]
Materials and merchandise	$ 2,855	$ 5,488	$ 8,648
Royalties	257	322	261
Other expenses	1,155	816	1,115
Change in inventory	144	497	(633)
Total	$ 4,410	$ 7,123	$ 9,391